Leases (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 HKD ($)
Leases [Line Items]
Equipment leasing income	$ 107,912,380	$ 13,872,804	$ 91,845,615
Equipment for leasing	9,281,580			$ 14,510,730
Accumulated depreciation assets	4,027,120			$ 6,750,528
Depreciation expense	$ 711,225		784,994
Minimum [Member]
Leases [Line Items]
Operating lease remaining terms	1 month
Minimum [Member] | Hong Kong [Member]
Leases [Line Items]
Operating lease remaining terms	1 year
Maximum [Member]
Leases [Line Items]
Operating lease remaining terms	35 months
Maximum [Member] | Hong Kong [Member]
Leases [Line Items]
Operating lease remaining terms	4 years
Equipment Leasing [Member]
Leases [Line Items]
Equipment leasing income	$ 2,321,530		$ 2,628,120
Land [Member]
Leases [Line Items]
Operating lease remaining terms	55 years